Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets
Property, plant and equipment	€ 57,878	€ 25,274
Right-of-use assets	24,888	18,504
Intangible assets	60,800	37,310
Goodwill	15,101	6,146
Equity-accounted investees	0	0
Non-current financial assets	1,133	1,299
Tax credit receivables	6,629	2,589
Total Non-Current Assets	166,429	91,122
Assets held for sale	384
Current Assets
Inventories	106,569	27,489
Trade and other financial receivables	39,827	23,757
Other receivables	14,846	17,468
Other current financial assets	5,957	57,674
Other current assets / deferred charges	1,633	9,130
Advance payments	3,031	2,108
Cash and cash equivalents	83,308	113,865
Total Current Assets	255,171	251,491
Total Assets	421,984	342,613
Equity
Share capital	45,769	44,480
Share premium	378,240	322,391
Accumulated deficit	(306,696)	(243,896)
Other equity components	41,240	5,496
Foreign currency translation reserve	10,597	2,601
Total Equity attributable to owners of the Company Liabilities	169,150	131,072
Non-Current Liabilities
Loans and borrowings	44,359	17,577
Lease liabilities	24,657	18,172
Put option liabilities		3,776
Provisions	1,439	362
Government grants	2,198	1,255
Deferred tax liabilities	1,388	31
Total Non-Current Liabilities	74,041	41,173
Current Liabilities
Loans and borrowings	89,268	33,769
Derivative warrants liabilities	5,834	83,252
Lease liabilities	2,644	1,537
Trade and other financial payables	71,249	44,291
Current income tax liabilities	1,186	0
Other payables	5,819	5,005
Provisions	1,318	541
Government grants	708	1,535
Contract liabilities	767	438
Total Current Liabilities	178,793	170,368
Total Liabilities	252,834	211,541
Total Equity and Liabilities	€ 421,984	€ 342,613